ACCESSOR FUNDS

SUPPLEMENT DATED FEBRUARY 3, 2010

TO THE

INSTITUTIONAL, INVESTOR AND Z CLASS PROSPECTUS

A & C CLASS SHARES PROSPECTUS

(COLLECTIVELY, THE “PROSPECTUSES”)

AND

ACCESSOR FUNDS STATEMENT OF ADDITIONAL INFORMATION (THE “SAI”)

EACH DATED MAY 1, 2009

This supplement provides new and additional information beyond that contained in the Prospectuses and the SAI, and should be read in conjunction with such Prospectuses and the SAI. Capitalized terms not defined herein should have the meaning set forth in the Prospectuses and the SAI.

NOT FDIC INSURED   NO BANK GUARANTEE   MAY LOSE VALUE

Change of the Funds’ Principal Underwriter/Distributor and Administrator

At a meeting of the Board of Trustees of Forward Funds (the “Trust”) held on January 13, 2010, the Trustees, including all of the Trustees who are not “interested persons” of the Trust (as that term is defined in the Investment Company Act of 1940, as amended) (“Independent Trustees”), approved, on behalf of each of the Funds: (i) a change of the principal underwriter/distributor for each of the Funds; and (ii) a change of the administrator for each of the Funds.

Effective on or about April 12, 2010, ALPS Distributors, Inc. will replace SEI Investments Distribution Company as the current principal underwriter/distributor for the Funds. Accordingly, effective on or about April 12, 2010, all references in the Prospectuses and the SAI to SEI Investments Distribution Company as the current principal underwriter/distributor for the Funds shall be replaced with references to:

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Effective on or about April 12, 2010, ALPS Fund Services, Inc. will replace SEI Investments Global Funds Services as the current administrator for the Funds. Accordingly, effective on or about April 12, 2010, all references in the Prospectuses and the SAI to SEI Investments Global Funds Services as the current administrator for the Funds shall be replaced with references to:

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Change of Names of the Funds

Also at the January 13, 2010 meeting of the Board of Trustees of the Trust, the Trustees, including all of the Independent Trustees, approved, on behalf of each of the Funds: (i) the replacement of the word “Accessor” in each of the Funds’ names with the word “Forward”; and (ii) the addition of the words “Large Cap” in the names of each of the Accessor Growth Fund and Accessor Value Fund.

Accordingly, effective May 1, 2010, all references in the Prospectuses and the SAI to the current names of the Funds shall be changed to the new names set forth opposite their current names below:

Current Name of Fund	New Name of Fund (Effective May 1, 2010)
Accessor Aggressive Growth Allocation Fund	Forward Aggressive Growth Allocation Fund
Accessor Balanced Allocation Fund	Forward Balanced Allocation Fund
Accessor Frontier Markets Fund	Forward Frontier Markets Fund
Accessor Growth & Income Allocation Fund	Forward Growth & Income Allocation Fund
Accessor Growth Allocation Fund	Forward Growth Allocation Fund
Accessor Growth Fund	Forward Large Cap Growth Fund
Accessor High Yield Bond Fund	Forward High Yield Bond Fund
Accessor Income & Growth Allocation Fund	Forward Income & Growth Allocation Fund
Accessor Income Allocation Fund	Forward Income Allocation Fund
Accessor International Equity Fund	Forward International Equity Fund
Accessor Investment Grade Fixed-Income Fund	Forward Investment Grade Fixed-Income Fund
Accessor Mortgage Securities Fund	Forward Mortgage Securities Fund
Accessor Small to Mid Cap Fund	Forward Small to Mid Cap Fund
Accessor Strategic Alternatives Fund	Forward Strategic Alternatives Fund
Accessor U.S. Government Money Fund	Forward U.S. Government Money Fund
Accessor Value Fund	Forward Large Cap Value Fund

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE